Quarterly portfolio holdings
John Hancock
Short Duration Bond Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 14.1%				$199,008,686
(Cost $196,612,738)
U.S. Government 14.1%				199,008,686
U.S. Treasury
Note	3.750	04-15-28	17,550,000	17,617,184
Note	3.875	12-31-27	63,561,000	63,943,359
Note	4.000	05-31-30	19,865,000	20,140,472
Note	4.125	07-31-28	15,714,000	15,944,799
Note	4.250	06-30-29	47,612,000	48,655,372

Note	4.375	08-31-28	32,000,000	32,707,500
Foreign government obligations 0.3%				$4,729,666
(Cost $4,642,104)
Saudi Arabia 0.3%				4,729,666
Kingdom of Saudi Arabia Bond (A)	5.125	01-13-28	4,636,000	4,729,666

Corporate bonds 59.8%				$840,304,223
(Cost $829,349,943)
Communication services 3.6%				49,977,897
Diversified telecommunication services 1.6%
AT&T, Inc.	2.300	06-01-27	3,000,000	2,905,691
Frontier Communications Holdings LLC (A)	8.625	03-15-31	3,000,000	3,184,674
GCI LLC (A)	4.750	10-15-28	4,500,000	4,382,483
IHS Holding, Ltd. (A)	6.250	11-29-28	2,500,000	2,472,598
IHS Holding, Ltd. (A)	7.875	05-29-30	1,716,000	1,751,057
Maya SAS (A)	7.000	10-15-28	4,000,000	4,070,544
NTT Finance Corp. (A)	4.620	07-16-28	3,000,000	3,032,010
Entertainment 0.1%
Warnermedia Holdings, Inc.	3.755	03-15-27	1,706,000	1,680,410
Media 1.4%
CCO Holdings LLC (A)	5.000	02-01-28	2,050,000	2,033,304
CCO Holdings LLC (A)	5.125	05-01-27	5,836,000	5,806,588
News Corp. (A)	3.875	05-15-29	2,500,000	2,414,120
Paramount Global	3.375	02-15-28	1,000,000	975,592
Paramount Global	3.700	06-01-28	3,995,000	3,909,023
Sirius XM Radio LLC (A)	5.000	08-01-27	1,500,000	1,493,230
Virgin Media Secured Finance PLC (A)	5.500	05-15-29	2,500,000	2,461,608
Wireless telecommunication services 0.5%
Millicom International Cellular SA (A)(B)	5.125	01-15-28	3,600,000	3,567,621
Millicom International Cellular SA (A)	6.250	03-25-29	1,350,000	1,353,093
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,484,251
Consumer discretionary 5.3%				74,979,954
Automobile components 0.1%
Dealer Tire LLC (A)(B)	8.000	02-01-28	1,250,000	1,211,992
Automobiles 1.4%
Ford Motor Credit Company LLC	4.125	08-17-27	4,500,000	4,413,913
Ford Motor Credit Company LLC	5.113	05-03-29	1,000,000	986,207
Ford Motor Credit Company LLC	5.800	03-05-27	2,000,000	2,015,485
General Motors Financial Company, Inc.	5.350	07-15-27	3,000,000	3,055,051
General Motors Financial Company, Inc.	5.800	01-07-29	2,500,000	2,595,815
Hyundai Capital America (A)	5.250	01-08-27	2,000,000	2,021,971
Hyundai Capital America (A)	5.300	03-19-27	2,000,000	2,026,725
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,970,373
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 0.2%
Nordstrom, Inc.	4.000	03-15-27	3,000,000	$2,913,400
Hotels, restaurants and leisure 2.5%
Caesars Entertainment, Inc. (A)	4.625	10-15-29	2,000,000	1,907,085
Carnival Corp. (A)	4.000	08-01-28	4,447,000	4,367,577
Flutter Treasury Designated Activity Company (A)	6.375	04-29-29	3,500,000	3,625,773
Full House Resorts, Inc. (A)	8.250	02-15-28	2,000,000	1,914,892
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,545,311
Las Vegas Sands Corp.	5.900	06-01-27	3,000,000	3,058,892
MGM Resorts International	4.750	10-15-28	2,500,000	2,484,805
NCL Corp., Ltd. (A)	5.875	02-15-27	2,000,000	2,004,202
Royal Caribbean Cruises, Ltd.	3.700	03-15-28	3,461,000	3,391,200
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	2,185,000	2,202,836
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	1,000,000	1,017,851
Sabre GLBL, Inc. (A)	8.625	06-01-27	4,000,000	4,048,567
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	2,016,718
Household durables 0.8%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,229,506
LG Electronics, Inc. (A)	5.625	04-24-27	2,500,000	2,548,029
Newell Brands, Inc.	6.375	09-15-27	4,000,000	4,044,224
Newell Brands, Inc. (A)	8.500	06-01-28	195,000	205,866
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	3,020,541
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,972,627
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,473,000	1,162,520
Consumer staples 1.6%				21,935,167
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	3,007,497
Consumer staples distribution and retail 0.2%
Performance Food Group, Inc. (A)	5.500	10-15-27	3,000,000	2,995,922
Food products 1.2%
Camposol SA (A)	6.000	02-03-27	5,195,000	5,098,763
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,500,000	2,494,226
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,956,027
NBM US Holdings, Inc. (A)	6.625	08-06-29	2,500,000	2,532,528
NBM US Holdings, Inc. (A)	7.000	05-14-26	1,850,000	1,850,204
Energy 6.3%				88,019,804
Oil, gas and consumable fuels 6.3%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,499,917
Calumet Specialty Products Partners LP (A)(B)	8.125	01-15-27	850,000	847,809
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	6,000,000	6,276,677
Continental Resources, Inc.	4.375	01-15-28	7,100,000	7,056,600
Diamondback Energy, Inc.	5.200	04-18-27	5,000,000	5,075,084
DT Midstream, Inc. (A)	4.125	06-15-29	4,500,000	4,373,451
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,000,000	3,018,771
Energy Transfer LP	5.500	06-01-27	4,000,000	4,067,910
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (C)	6.500	11-15-26	3,273,000	3,284,917
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)	6.625	02-15-28	3,000,000	2,980,589
EQT Corp. (A)	7.500	06-01-27	3,316,000	3,376,670
Genesis Energy LP	8.250	01-15-29	3,000,000	3,132,126
Hess Corp.	4.300	04-01-27	4,000,000	4,009,283
MPLX LP	4.000	03-15-28	3,000,000	2,984,175
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,811,784
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	5.650	05-15-28	2,000,000	$2,058,477
Parkland Corp. (A)	5.875	07-15-27	5,300,000	5,296,651
Sabine Pass Liquefaction LLC	5.000	03-15-27	3,200,000	3,218,105
South Bow USA Infrastructure Holdings LLC (A)	4.911	09-01-27	3,000,000	3,022,324
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,745,052
Var Energi ASA (A)	5.000	05-18-27	3,000,000	3,024,839
Var Energi ASA (A)	7.500	01-15-28	3,500,000	3,713,781
Venture Global LNG, Inc. (A)	8.125	06-01-28	4,000,000	4,144,812
Financials 20.6%				289,960,966
Banks 12.0%
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	5,500,000	5,562,040
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,000,000	3,053,398
Barclays PLC (5.829% to 5-9-26, then Overnight SOFR + 2.210%)	5.829	05-09-27	4,000,000	4,036,260
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(C)	9.250	11-17-27	3,000,000	3,216,651
BPCE SA (A)	5.203	01-18-27	2,000,000	2,026,248
BPCE SA (5.975% to 1-18-26, then Overnight SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	3,014,875
Citigroup, Inc. (3.887% to 1-10-27, then 3 month CME Term SOFR + 1.825%)	3.887	01-10-28	2,500,000	2,484,881
Citigroup, Inc.	4.450	09-29-27	1,000,000	1,002,727
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)	6.250	08-15-26	4,000,000	4,024,188
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)	4.631	09-11-28	3,000,000	3,013,901
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)	5.427	03-01-28	3,000,000	3,050,739
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	6,000,000	6,333,137
Fifth Third Bank NA (4.967% to 1-28-27, then Overnight SOFR + 0.810%)	4.967	01-28-28	5,000,000	5,052,795
HSBC USA, Inc.	4.650	06-03-28	3,333,000	3,380,271
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	6,000,000	6,030,979
ING Groep NV (3.875% to 11-16-27, then 5 Year CMT + 2.862%) (C)	3.875	05-16-27	4,000,000	3,803,263
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	5,000,000	5,150,353
JPMorgan Chase & Co. (5.571% to 4-22-27, then Overnight SOFR + 0.930%)	5.571	04-22-28	15,000,000	15,320,745
KeyBank NA	5.850	11-15-27	6,500,000	6,704,478
Lloyds Banking Group PLC (5.462% to 1-5-27, then 1 Year CMT + 1.375%)	5.462	01-05-28	2,500,000	2,535,711
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,548,844
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)(C)	6.750	06-27-26	4,507,000	4,551,164
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,073,000	2,096,480
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,500,000	2,480,043
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	3,200,000	3,202,342
Popular, Inc.	7.250	03-13-28	3,250,000	3,430,450
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,347,855
Societe Generale SA (A)	5.250	02-19-27	3,000,000	3,029,838
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(C)	10.000	11-14-28	5,000,000	5,502,870
Synovus Bank	5.625	02-15-28	2,241,000	2,287,380
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%)	4.758	01-26-27	5,000,000	5,004,339
The PNC Financial Services Group, Inc. (5.300% to 1-21-27, then Overnight SOFR + 1.342%)	5.300	01-21-28	4,000,000	4,061,441
Truist Bank (4.420% to 7-24-27, then Overnight SOFR + 0.770%)	4.420	07-24-28	3,000,000	3,009,018
Truist Financial Corp. (5.900% to 10-28-25, then Overnight SOFR + 1.626%)	5.900	10-28-26	5,000,000	5,009,542
Truist Financial Corp. (6.047% to 6-8-26, then Overnight SOFR + 2.050%)	6.047	06-08-27	1,500,000	1,517,234
U.S. Bancorp (2.215% to 1-27-27, then Overnight SOFR + 0.730%)	2.215	01-27-28	2,000,000	1,944,166
U.S. Bank NA (4.730% to 5-15-27, then Overnight SOFR + 0.910%)	4.730	05-15-28	3,000,000	3,027,199
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,412,629
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	2,500,000	2,591,750
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	15,000,000	15,341,648
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	3,000,000	3,011,095
Capital markets 3.8%
Ares Strategic Income Fund	5.700	03-15-28	7,000,000	7,096,311
Blackstone Private Credit Fund	3.250	03-15-27	4,000,000	3,916,297
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund	4.950	09-26-27	1,500,000	$1,506,022
Blackstone Secured Lending Fund	5.875	11-15-27	2,500,000	2,558,333
Deutsche Bank AG (5.706% to 2-8-27, then Overnight SOFR + 1.594%)	5.706	02-08-28	8,000,000	8,148,769
HPS Corporate Lending Fund (B)	5.450	01-14-28	4,500,000	4,539,639
Morgan Stanley (1.593% to 5-4-26, then Overnight SOFR + 0.879%)	1.593	05-04-27	2,000,000	1,962,738
Morgan Stanley (4.210% to 4-20-27, then Overnight SOFR + 1.610%)	4.210	04-20-28	6,500,000	6,501,159
State Street Corp. (4.530% to 2-20-28, then Overnight SOFR + 1.018%)	4.530	02-20-29	1,500,000	1,516,011
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (C)	3.700	03-20-26	2,000,000	1,967,273
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%)	4.223	05-01-29	1,250,000	1,250,881
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then Overnight SOFR + 1.725%)	4.482	08-23-28	3,750,000	3,766,545
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(C)	4.875	02-12-27	3,000,000	2,951,222
UBS Group AG (6.327% to 12-22-26, then 1 Year CMT + 1.600%) (A)	6.327	12-22-27	6,000,000	6,155,427
Consumer finance 1.1%
Ally Financial, Inc.	4.750	06-09-27	2,000,000	2,009,574
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	4,485,000	4,605,720
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	8,000,000	8,396,582
OneMain Finance Corp.	6.625	05-15-29	1,000,000	1,028,287
Financial services 1.5%
Antares Holdings LP (A)	7.950	08-11-28	3,281,000	3,490,988
Apollo Debt Solutions BDC	6.900	04-13-29	500,000	526,097
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	5,000,000	5,095,720
Block, Inc. (A)	5.625	08-15-30	408,000	417,058
Corebridge Global Funding (A)	4.650	08-20-27	5,000,000	5,048,076
Corebridge Global Funding (A)	5.750	07-02-26	1,500,000	1,518,606
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,000,000	3,043,218
Radian Group, Inc.	4.875	03-15-27	1,500,000	1,502,382
Insurance 1.9%
AEGON Funding Company LLC (A)	5.500	04-16-27	4,000,000	4,064,521
American National Group, Inc.	5.000	06-15-27	2,500,000	2,519,573
Athene Global Funding (A)	5.516	03-25-27	4,000,000	4,068,535
Athene Holding, Ltd.	4.125	01-12-28	3,750,000	3,741,313
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,500,000	2,539,914
CNO Financial Group, Inc.	5.250	05-30-29	2,000,000	2,039,456
CNO Global Funding (A)	4.875	12-10-27	3,000,000	3,040,657
CNO Global Funding (A)	5.875	06-04-27	3,250,000	3,333,893
GA Global Funding Trust (A)	2.250	01-06-27	2,000,000	1,942,700
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	3.625	07-15-26	2,000,000	1,969,406
Starwood Property Trust, Inc. (A)	4.375	01-15-27	2,000,000	1,977,096
Health care 3.0%				42,530,457
Biotechnology 0.3%
Amgen, Inc.	5.150	03-02-28	4,000,000	4,093,448
Health care equipment and supplies 0.5%
Solventum Corp.	5.450	02-25-27	5,500,000	5,605,442
Varex Imaging Corp. (A)	7.875	10-15-27	2,080,000	2,120,912
Health care providers and services 1.3%
Centene Corp.	2.450	07-15-28	4,500,000	4,157,264
CVS Health Corp.	5.400	06-01-29	3,000,000	3,100,811
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	965,793
HCA, Inc.	3.125	03-15-27	2,550,000	2,508,744
HCA, Inc.	5.250	06-15-26	2,000,000	2,003,500
Rede D’Or Finance Sarl (A)	4.950	01-17-28	5,000,000	4,948,960
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.809	05-08-27	337,000	$344,000
Pharmaceuticals 0.9%
Organon & Company (A)	4.125	04-30-28	3,500,000	3,351,761
Royalty Pharma PLC	1.750	09-02-27	1,000,000	951,304
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	1,963,000	1,924,179
Teva Pharmaceutical Finance Netherlands III BV (B)	5.125	05-09-29	3,000,000	3,008,532
Utah Acquisition Sub, Inc.	3.950	06-15-26	3,466,000	3,445,807
Industrials 9.1%				127,295,045
Aerospace and defense 1.3%
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	1,021,189
Rolls-Royce PLC (A)	5.750	10-15-27	4,500,000	4,620,321
The Boeing Company	3.250	02-01-28	5,500,000	5,371,192
The Boeing Company	6.259	05-01-27	3,000,000	3,087,051
TransDigm, Inc.	4.625	01-15-29	4,000,000	3,914,061
Commercial services and supplies 1.0%
Allied Universal Holdco LLC (A)	4.625	06-01-28	3,500,000	3,415,841
GFL Environmental, Inc. (A)	4.000	08-01-28	3,000,000	2,924,939
GFL Environmental, Inc. (A)	4.750	06-15-29	1,500,000	1,476,012
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,875,012
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,500,000	2,558,823
Construction and engineering 1.1%
MasTec, Inc. (A)	4.500	08-15-28	7,000,000	6,957,227
Quanta Services, Inc.	4.750	08-09-27	5,000,000	5,054,130
Williams Scotsman, Inc. (A)	6.625	06-15-29	3,000,000	3,073,383
Electrical equipment 0.9%
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,000,000	3,031,768
Regal Rexnord Corp.	6.050	02-15-26	3,434,000	3,448,353
Regal Rexnord Corp.	6.050	04-15-28	3,000,000	3,105,882
Vertiv Group Corp. (A)	4.125	11-15-28	3,000,000	2,928,402
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,474,000	2,463,708
Penske Truck Leasing Company LP (A)	6.050	08-01-28	1,500,000	1,569,430
Passenger airlines 3.5%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	8,534,000	8,918,027
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	2,295,493	2,330,848
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	2,888,278	2,903,573
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	4,783,499	4,742,171
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,029,851	1,003,034
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	585,148	559,390
American Airlines 2016-3 Class AA Pass Through Trust	3.000	10-15-28	2,960,343	2,838,400
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	1,011,371	1,008,622
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	1,461,283	1,457,312
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	1,899,282	1,846,484
American Airlines, Inc. (A)	8.500	05-15-29	2,500,000	2,619,865
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	3,146,882	3,323,018
Delta Air Lines, Inc. (A)	4.750	10-20-28	2,377,220	2,390,655
Delta Air Lines, Inc.	4.950	07-10-28	3,000,000	3,036,885
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,794,193	1,776,645
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	865,079	829,514
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	866,809	836,353
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	203,854	202,328
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,162,879	5,285,129
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	982,625	982,242
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	$3,918,079
AerCap Ireland Capital DAC	3.000	10-29-28	3,000,000	2,886,374
Ashtead Capital, Inc. (A)	4.375	08-15-27	4,700,000	4,689,317
Aviation Capital Group LLC (A)	4.750	04-14-27	3,000,000	3,014,056
Information technology 1.4%				19,316,720
IT services 0.6%
CDW LLC	2.670	12-01-26	2,000,000	1,956,629
Gartner, Inc. (A)	4.500	07-01-28	2,000,000	1,976,401
Kyndryl Holdings, Inc.	2.050	10-15-26	4,500,000	4,379,210
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	5.050	07-12-27	5,000,000	5,077,914
ON Semiconductor Corp. (A)	3.875	09-01-28	3,000,000	2,915,151
Software 0.2%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	3,000,000	3,011,415
Materials 2.2%				31,658,440
Chemicals 0.4%
CVR Partners LP (A)	6.125	06-15-28	2,500,000	2,496,549
EIDP, Inc.	4.500	05-15-26	4,000,000	4,003,874
Construction materials 0.2%
James Hardie International Finance DAC (A)	5.000	01-15-28	3,000,000	2,962,574
Containers and packaging 0.7%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	2,000,000	1,999,997
Graham Packaging Company, Inc. (A)	7.125	08-15-28	4,000,000	4,001,244
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	2,000,000	1,998,437
Sonoco Products Company	4.450	09-01-26	2,000,000	1,999,412
Metals and mining 0.9%
CSN Islands XI Corp. (A)(B)	6.750	01-28-28	5,000,000	4,821,220
First Quantum Minerals, Ltd. (A)	9.375	03-01-29	2,500,000	2,657,722
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,717,411
Real estate 2.8%				39,241,574
Diversified REITs 0.2%
Global Net Lease, Inc. (A)	3.750	12-15-27	2,468,000	2,393,806
Health care REITs 0.2%
Diversified Healthcare Trust (A)(D)	5.682	01-15-26	2,558,000	2,504,768
Hotel and resort REITs 0.4%
RHP Hotel Properties LP (A)	4.500	02-15-29	2,500,000	2,443,071
XHR LP (A)	4.875	06-01-29	4,000,000	3,892,112
Office REITs 0.1%
Boston Properties LP	2.750	10-01-26	1,500,000	1,473,888
Specialized REITs 1.9%
American Tower Corp.	3.550	07-15-27	7,500,000	7,419,297
Crown Castle, Inc.	2.900	03-15-27	3,000,000	2,938,509
GLP Capital LP	5.300	01-15-29	3,500,000	3,563,469
GLP Capital LP	5.375	04-15-26	1,115,000	1,117,348
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,948,996
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,482,274
VICI Properties LP	4.750	02-15-28	4,000,000	4,031,418
VICI Properties LP	4.750	04-01-28	3,000,000	3,032,618
Utilities 3.9%				55,388,199
Electric utilities 2.7%
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-09-26	3,000,000	2,915,024
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76	2,000,000	$2,012,556
Eversource Energy	4.750	05-15-26	3,000,000	3,006,931
FirstEnergy Corp.	3.900	07-15-27	4,000,000	3,970,799
NextEra Energy Capital Holdings, Inc.	4.685	09-01-27	5,000,000	5,047,253
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	6,205,849
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,000,000	3,307,077
Pacific Gas & Electric Company	2.100	08-01-27	3,000,000	2,875,096
Pacific Gas And Electric Company	5.000	06-04-28	3,000,000	3,042,856
PG&E Corp.	5.000	07-01-28	6,000,000	5,931,668
Independent power and renewable electricity producers 0.9%
Calpine Corp. (A)	4.500	02-15-28	2,000,000	1,980,822
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	499,000	507,578
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,000,000	3,062,328
Vistra Operations Company LLC (A)	5.000	07-31-27	3,975,000	3,964,267
Vistra Operations Company LLC (A)	5.050	12-30-26	3,000,000	3,022,092
Multi-utilities 0.3%

Sempra	5.400	08-01-26	4,500,000	4,536,003

Term loans (E) 0.2%				$2,621,489
(Cost $2,615,236)
Consumer discretionary 0.1%				1,116,609
Hotels, restaurants and leisure 0.1%
Caesars Entertainment, Inc., Incremental Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.566	01-27-31	1,120,813	1,116,609
Information technology 0.1%				1,504,880
IT services 0.1%
Kaseya, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.566	03-08-32	1,286,775	1,288,744
Software 0.0%

Clearwater Analytics LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.460	02-09-32	216,000	216,136

Collateralized mortgage obligations 2.9%				$39,823,459
(Cost $39,977,345)
Commercial and residential 2.4%				33,352,807
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	667,708	664,111
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	59,192	57,878
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	236,558	233,422
CD Commercial Mortgage Trust
Series 2016-CD1, Class A3	2.459	08-10-49	2,469,783	2,437,655
COLT Mortgage Loan Trust
Series 2020-3, Class A1 (A)(F)	1.506	04-27-65	17,402	17,133
Ellington Finacial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,667,710	2,689,932
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,000,000	3,068,531
GFH Mortgage Trust
Series 2025-IND, Class A (A)	5.148	06-15-33	4,000,000	4,050,379
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(G)	6.054	05-15-41	3,000,000	3,013,110
LHOME Mortgage Trust
Series 2025-RTL3, Class A1 (A)	5.239	08-25-40	3,000,000	2,999,964
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(G)	5.577	03-15-38	214,668	213,729
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,063,000	1,962,945
New Residential Mortgage Loan Trust
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	155,802	$146,944
OBX Trust
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,200,000	1,202,451
PRM Trust
Series 2025-PRM6, Class A (A)(F)	4.630	07-05-33	2,000,000	1,996,505
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(F)	2.275	02-25-50	5,499	5,259
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(G)	5.806	02-15-42	3,000,000	2,977,517
Toorak Mortgage Trust
Series 2024-RRTL1, Class A1 (6.597% to 8-25-26, then 7.597% thereafter) (A)	6.597	02-25-39	1,350,000	1,357,530
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	999,527
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	23,365	22,950
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	80,117	76,197
Series 2021-SJ2, Class A1A (A)(F)	2.250	12-25-61	511,342	496,296
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(G)	6.578	07-15-39	3,000,000	2,662,842
U.S. Government Agency 0.5%				6,470,652
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(G)	5.848	10-25-41	3,074,077	3,084,855
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(G)	5.300	01-25-45	1,824,040	1,824,037

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(G)	5.348	05-25-45	1,559,444	1,561,760
Asset-backed securities 20.6%				$289,953,853
(Cost $287,394,544)
Asset-backed securities 20.6%				289,953,853
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,237,455	1,219,981
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	3,036,754
Series 2023-2A, Class A2 (A)	6.500	11-16-48	3,250,000	3,315,077
Alloya Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.710	01-25-30	1,524,000	1,528,555
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	1,590,970	1,597,426
American Express Credit Account Master Trust
Series 2025-1, Class A	4.560	12-15-29	4,000,000	4,060,171
Series 2025-4, Class A	4.300	07-15-30	3,000,000	3,036,380
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,710,428
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	903,450	869,590
ARI Fleet Lease Trust
Series 2024-B, Class A3 (A)	5.260	04-15-33	1,000,000	1,020,380
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	2,016,104
Arivo Acceptance Auto Loan Receivables Trust
Series 2025-1A, Class A2 (A)	4.920	05-15-29	1,600,000	1,603,941
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,540,823
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	4.820	08-13-32	2,131,000	2,178,153
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	492,763	486,006
Blue Stream Issuer LLC
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,241,056
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,739,375	1,650,965
Carmax Auto Owner Trust
Series 2025-1, Class A3	4.840	01-15-30	1,422,000	1,443,439
CarMax Auto Owner Trust
Series 2025-3, Class A3	4.350	07-15-30	3,500,000	3,534,292
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	483,333	$454,304
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,465,905	3,341,702
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,813,750	2,833,470
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	494,132
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	2,028,253
CF Hippolyta Issuer LLC
Series 2022-1A, Class A1 (A)	5.970	08-15-62	4,874,333	4,716,879
Chase Auto Credit Linked Notes
Series 2025-1, Class B (A)	4.753	02-25-33	2,277,076	2,291,590
Chase Issuance Trust
Series 2025-A1, Class A	4.160	07-15-30	4,000,000	4,032,925
Chesapeake Funding II LLC
Series 2024-1A, Class A1 (A)	5.520	05-15-36	764,253	773,778
CIFC Funding, Ltd.
Series 2013-III, Class R (3 month CME Term SOFR + 1.200%) (A)(G)	5.519	04-24-31	2,000,000	1,997,324
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A	4.300	06-21-30	5,000,000	5,050,801
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,388,788	2,234,318
CNH Equipment Trust
Series 2024-C, Class A3	4.030	01-15-30	2,000,000	2,002,027
Crossroads Asset Trust
Series 2025-A, Class A2 (A)	4.910	02-20-32	2,500,000	2,510,557
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	2,065,000	2,033,676
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,670,734
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,463,275	2,427,874
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	2,524,337
Series 2024-2, Class A3 (A)	4.590	08-22-30	2,000,000	2,011,853
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	795,258
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	1,000,000	1,019,983
DLLAD LLC
Series 2025-1A, Class A3 (A)	4.420	09-20-30	3,000,000	3,026,010
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,184,349
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,166,372	2,090,576
Series 2022-1A, Class A2 (A)	7.393	10-20-52	3,083,767	3,092,008
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(G)	5.463	07-25-69	226,330	226,033
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	160,510	158,498
Enterprise Fleet Financing LLC
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,512,996
Series 2025-1, Class A3 (A)	4.820	02-20-29	1,133,000	1,151,887
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,000,000	1,008,670
Series 2025-3, Class A3 (A)	4.460	09-20-29	4,500,000	4,545,709
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,011,778
Ford Credit Auto Owner Trust
Series 2023-1, Class A (A)	4.850	08-15-35	5,000,000	5,089,619
Frontier Issuer LLC
Series 2023-1, Class B (A)	8.300	08-20-53	2,780,000	2,850,162
Series 2024-1, Class C (A)	11.160	06-20-54	382,000	430,332
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A3	4.620	12-17-29	2,824,000	$2,857,580
Series 2025-3, Class A3	4.180	08-16-30	2,592,000	2,607,181
GM Financial Revolving Receivables Trust
Series 2023-2, Class A (A)	5.770	08-11-36	4,000,000	4,203,282
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	2,019,076
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	2,011,992
Harley-Davidson Motorcycle Trust
Series 2024-B, Class A3	4.310	07-16-29	1,000,000	1,002,236
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	5,167,000	5,079,922
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	1,017,316	1,033,940
Series 2024-3A, Class A (A)	4.980	08-27-40	2,156,105	2,179,890
Series 2025-1A, Class B (A)	5.180	05-27-42	2,689,252	2,724,115
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,641,887
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,853,000	3,733,336
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	734,642
HPEFS Equipment Trust
Series 2025-1A, Class A3 (A)	4.430	09-20-32	2,600,000	2,611,320
HTS Fund II LLC
Series 2025-1, Class A (A)	5.351	06-23-45	2,105,000	2,113,328
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1 (A)	4.835	09-20-33	3,000,000	3,007,302
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3 (A)	4.830	01-18-28	1,422,000	1,435,627
Hyundai Auto Receivables Trust
Series 2024-A, Class A3	4.990	02-15-29	2,750,000	2,776,236
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 (A)	4.433	02-15-50	2,370,895	2,360,411
John Deere Owner Trust
Series 2024-A, Class A3	4.960	11-15-28	2,700,000	2,725,639
Series 2024-C, Class A3	4.060	06-15-29	2,426,000	2,428,428
Kubota Credit Owner Trust
Series 2025-2A, Class A3 (A)	4.420	09-17-29	5,000,000	5,060,025
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	1,750,000	1,779,805
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,049,214
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	845,818	846,828
Series 2022-2A, Class A (A)	6.110	10-21-41	632,113	645,112
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,872,500	2,708,462
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,000,000	1,661,096
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	2,018,138
NMEF Funding LLC
Series 2023-A, Class B (A)	6.830	06-17-30	2,000,000	2,046,467
OCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.810	11-15-29	3,125,000	3,146,007
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	3,037,466
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,039,408
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
PFS Financing Corp.
Series 2023-A, Class B (A)	6.330	03-15-28	2,000,000	$2,016,598
Series 2023-B, Class A (A)	5.270	05-15-28	4,000,000	4,025,944
Series 2025-B, Class A (A)	4.850	02-15-30	2,000,000	2,034,200
Series 2025-D, Class A (A)	4.470	05-15-30	3,000,000	3,022,660
Series 2025-F, Class A (A)	4.400	08-15-30	3,363,000	3,375,480
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 (A)	4.900	05-15-31	1,600,000	1,611,056
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	1,300,000	1,304,065
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	1,250,000	1,254,124
SCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.570	01-15-31	1,875,000	1,889,757
SCF Equipment Trust LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	2,750,000	2,819,035
SEB Funding LLC
Series 2021-1A, Class A2 (A)	4.969	01-30-52	2,992,500	2,951,620
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	1,490,715	1,502,553
Series 2025-B, Class B (A)	4.925	12-29-32	3,574,425	3,600,332
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	923,030	867,599
SFS Auto Receivables Securitization Trust
Series 2025-2A, Class A3 (A)	4.440	12-20-30	3,500,000	3,536,062
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	1,038,857	1,052,028
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(G)	5.228	10-15-35	55,672	55,639
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	3,040,000	2,987,020
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,452,780	1,342,363
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(G)	5.814	02-17-42	1,820,000	1,821,138
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	3,457,031	3,457,680
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	990,577
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,000,000	2,016,779
Toyota Auto Receivables Owner Trust
Series 2025-C, Class A3	4.110	03-15-30	4,000,000	4,022,328
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,910,417	2,724,882
Series 2021-1A, Class A (A)	1.860	03-20-46	577,740	532,297
U.S. Bank Auto Credit Linked Notes
Series 2023-1, Class B (A)	6.789	08-25-32	380,456	384,977
USB Auto Owner Trust
Series 2025-1A, Class A3 (A)	4.490	06-17-30	1,500,000	1,518,003
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	579,616
Verizon Master Trust
Series 2024-4, Class A1A	5.210	06-20-29	3,000,000	3,024,184
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,272,684
Series 2025-5, Class A1A	4.400	06-20-31	4,000,000	4,051,709
Volkswagen Auto Lease Trust
Series 2025-A, Class A4	4.560	03-20-30	4,250,000	4,296,096
Volvo Financial Equipment LLC
Series 2024-1A, Class A3 (A)	4.290	10-16-28	1,500,000	1,504,298
Wendy’s Funding LLC
Series 2018-1A, Class A2II (A)	3.884	03-15-48	2,774,359	2,720,032
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A1 (A)	5.490	02-18-39	2,117,618	2,141,913
Series 2024-3A, Class A1 (A)	4.800	09-19-39	1,250,000	1,260,460
Series 2025-2A, Class A1 (A)	4.410	05-18-40	4,000,000	4,017,077
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Willis Engine Structured Trust IV
Series 2018-A, Class A (A)	4.750	09-15-43	533,705	$531,524
Willis Engine Structured Trust V
Series 2020-A, Class B (A)	4.212	03-15-45	2,884,701	2,708,831
Series 2020-A, Class C (A)	6.657	03-15-45	950,752	922,175
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	1,465,136	1,520,009
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	4,181,325	4,014,609
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	672,000	632,519

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.9%				$12,582,819
(Cost $12,583,549)
U.S. Government Agency 0.4%				5,151,595
Federal Home Loan Bank Discount Note	4.150	09-02-25	5,154,000	5,151,595

	Yield (%)	Shares	Value
Short-term funds 0.5%			7,431,224
John Hancock Collateral Trust (H)	4.1996(I)	742,892	7,431,224

Total investments (Cost $1,373,175,459) 98.8%	$1,389,024,195
Other assets and liabilities, net 1.2%	16,493,357
Total net assets 100.0%	$1,405,517,552

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $631,737,189 or 44.9% of the fund’s net assets as of 8-31-25.
(B)	All or a portion of this security is on loan as of 8-31-25. The value of securities on loan amounted to $7,206,494.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-25:
United States	86.0%
Canada	3.4%
United Kingdom	2.5%
France	1.7%
Ireland	1.0%
Luxembourg	1.0%
Other countries	4.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$199,008,686	—	$199,008,686	—
Foreign government obligations	4,729,666	—	4,729,666	—
Corporate bonds	840,304,223	—	840,304,223	—
Term loans	2,621,489	—	2,621,489	—
Collateralized mortgage obligations	39,823,459	—	39,823,459	—
Asset-backed securities	289,953,853	—	289,953,853	—
Short-term investments	12,582,819	$7,431,224	5,151,595	—
Total investments in securities	$1,389,024,195	$7,431,224	$1,381,592,971	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	742,892	$6,060,063	$20,372,765	$(19,002,708)	$206	$898	$15,634	—	$7,431,224
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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